REVENUE RECOGNITION (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DISAGGREGATION OF REVENUE

The Company disaggregates its revenue with customers by category and by geographic region based on customer location, see Note 4 for further information. The following represents the net revenue for the three months ended June 30, 2023 and 2022, based on revenue category:

	For the Three Months Ended June 30,
	2023	2022
Devices	$10,338	$5,129
Services	2,609	2,648
Other	227	93
Total revenue, net	$13,174	$7,870

The Company disaggregates its revenue with customers by category and by geographic region based on customer location, see Note 4 for further information. The following represents the net revenue for the years ended March 31, 2023 and 2022, based on revenue category:

	Years Ended March 31,
	2023	2022
		As Restated
Devices	$43,401	$39,659
Services	10,293	8,104
Other	1,304	1,275
Total revenue, net	$54,998	$49,038